CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Profit (loss) from continuing operations	$ (36.4)	$ (87.9)
Adjustments for:
Depreciation expense	242.0	273.5
Deferred revenue recognized	(195.0)	0.0
Impairment charge	17.1	15.0
Income tax expense	78.1	33.4
Derivative (gain) loss	(21.9)	1.3
Write-down of inventories	1.3	59.9
Finance costs	8.6	5.2
Other non-cash items	15.8	(15.1)
Adjustments for cash items:
Proceeds from gold prepayment	236.0	0.0
Insurance recoveries	1.2	0.0
Settlement of derivatives	20.9	9.1
Disbursements related to asset retirement obligations	(2.0)	(2.3)
Movements in non-cash working capital items and non-current ore stockpiles	(40.6)	1.8
Cash from operating activities, before income taxes paid	325.1	293.9
Income taxes paid	(67.5)	(36.1)
Net cash from operating activities related to continuing operations	257.6	257.8
Net cash from operating activities related to discontinued operations	151.1	27.2
Net cash from operating activities	408.7	285.0
Investing activities
Capital expenditures for property, plant and equipment	(742.7)	(525.2)
Capitalized borrowing costs	(37.8)	(29.2)
Disposal of marketable securities (net)	27.6	0.0
Proceeds from sale of royalties	0.0	45.9
Other investing activities	(8.3)	(18.5)
Net cash used in investing activities related to continuing operations	(761.2)	(527.0)
Net cash used in investing activities related to discontinued operations	(130.7)	(103.7)
Net cash used in investing activities	(891.9)	(630.7)
Financing activities
Payment of lease obligations	(4.4)	(4.7)
Dividends paid to non-controlling interests	(18.4)	(5.1)
Repayment of equipment loans	(7.4)	(7.7)
Common shares issued for cash on exercise of stock options	1.0	0.6
Other financing activities	(10.9)	(5.9)
Net cash from (used in) financing activities related to continuing operations	420.9	(22.8)
Net cash used in financing activities related to discontinued operations	(16.9)	(18.4)
Net cash from (used in) financing activities	404.0	(41.2)
Effects of exchange rate fluctuation on cash and cash equivalents	(17.1)	(9.7)
Decrease in cash and cash equivalents	(96.3)	(396.6)
Cash and cash equivalents, beginning of the year	544.9	941.5
Less: Cash and cash equivalents included in assets held for sale, end of the year	(40.8)	0.0
Cash and cash equivalents, end of the year	407.8	544.9
5.75% senior notes
Financing activities
Proceeds from borrowings	455.0	0.0
Equipment loans
Financing activities
Proceeds from borrowings	$ 6.0	$ 0.0